Consolidated Balance Sheets (Parenthetical) - USD ($)	Mar. 31, 2023	Mar. 31, 2022
Unamortized debt discount		$ 9,680,000
Convertible preferred stock, par value		$ 0.0001
Convertible preferred stock, shares authorized		200,000,000
Common stock, par value	$ 0.0001	$ 0.0001
Common stock, shares authorized	900,000,000	900,000,000
Common stock, shares issued	803,123,748	674,831,624
Common stock, shares outstanding	803,123,748	674,644,124
Series E Redeemable Convertible Preferred Stock [Member]
Redeemable convertible preferred stock, par value	$ 0.0001	$ 0.0001
Redeemable convertible preferred stock, shares authorized	20,000	20,000
Redeemable convertible preferred stock, shares issued	1,670	2,840
Redeemable convertible preferred stock, shares outstanding	1,670	2,840
Series F Redeemable Convertible Preferred Stock [Member]
Redeemable convertible preferred stock, par value	$ 0.0001	$ 0.0001
Redeemable convertible preferred stock, shares authorized	750,000	750,000
Redeemable convertible preferred stock, shares issued	750,000	750,000
Redeemable convertible preferred stock, shares outstanding	750,000	750,000
Series A Convertible Preferred Stock [Member]
Convertible preferred stock, par value	$ 0.0001	$ 0.0001
Convertible preferred stock, shares authorized	5,000,000	5,000,000
Convertible preferred stock, shares issued	5,000,000	5,000,000
Convertible preferred stock, shares outstanding	5,000,000	5,000,000